Subsequent Events (Details) - USD ($)								1 Months Ended			12 Months Ended
	Nov. 14, 2019	Oct. 13, 2019	Oct. 01, 2019	Apr. 09, 2019	Mar. 06, 2019	Jan. 21, 2019	Jan. 14, 2019	Oct. 23, 2019	Feb. 28, 2019	Apr. 03, 2018	Dec. 31, 2017	Jul. 15, 2016	Dec. 17, 2013	Nov. 04, 2013
Subsequent Event (Textual)
Percentage of interest rate													10.00%	10.00%
Common stock for purchase price
Vantage Group Ltd [Member]
Subsequent Event (Textual)
Convertible price										$ 0.027
Aggregate principal amount										$ 518,225
Convertible promissory note principal amount										$ 518,225
Percentage of interest rate										7.00%
Aggregate of common stock shares issued										9,300,000
Aggregate of common stock shares issued value										$ 241,650
Lyle Hauser [Member]
Subsequent Event (Textual)
Convertible promissory note principal amount												$ 100,000
Percentage of interest rate									9.00%			7.00%
Note maturity date				Jun. 30, 2019					Dec. 31, 2019
Common stock for purchase price									$ 100,000
Subsequent Event [Member]
Subsequent Event (Textual)
Convertible promissory note principal amount									110,000
Original issue discount									$ 10,000
Percentage of interest rate									0.00%
Note maturity date									Mar. 31, 2019
Common stock sold in pursuant to subscription agreement					5,000	5,000
Common stock sale price					$ 25,000	$ 25,000
Description for promissory note									Following the maturity date, the note bears a 9% annual interest rate until paid in full.
Common stock for purchase price	$ 460,000							$ 250,000
Shares of common stock issued	92,000							50,000
Letter agreement, description		The Company entered into a letter agreement with Spartan Capital Securities, LLC ("Spartan Capital"), pursuant to which the Company engaged Spartan Capital as its exclusive placement agent, on a best efforts basis, for a period of one year, provided that, following an initial period of 180 days, either party may terminate the engagement upon 30 days' prior written notice. Pursuant to the agreement, the Company agreed to pay Spartan Capital a cash fee of 7% of the gross proceeds from any investor in any equity or equity-linked financing, or 3.5% from any non-convertible debt facility or committed line of credit during the term, subject to certain exceptions for investors sourced from the Company's existing relationships. The Company also agreed to issue to Spartan Capital, for any transaction for which Spartan Capital will be owed a cash fee, a number of warrants equal to 3.5% of the gross proceeds paid for any equity or equity-linked securities issued by the Company, divided by the price per share of common stock in the offering (or conversion price in the event of the sale of securities convertible into common stock), or 3.5% of the face value of any nonconvertible debt facility or committed line of credit, including any undrawn amounts, divided by an amount equal to 110% of the volume weighted average price of the common stock for the 10-day period immediately preceding the closing of the transaction.
Subsequent Event [Member] | Mr. Hauser [Member] | Convertible promissory note [Member]
Subsequent Event (Textual)
Convertible promissory note principal amount							$ 70,384
Subsequent Event [Member] | Mr. Hauser [Member] | New non-convertible promissory note [Member]
Subsequent Event (Textual)
Convertible promissory note principal amount							$ 70,384
Percentage of interest rate							7.00%
Note maturity date							Mar. 31, 2019
Subsequent Event [Member] | Vantage Group Ltd [Member] | Convertible promissory note [Member]
Subsequent Event (Textual)
Convertible promissory note principal amount							$ 17,780
Subsequent Event [Member] | Vantage Group Ltd [Member] | New non-convertible promissory note [Member]
Subsequent Event (Textual)
Convertible promissory note principal amount							$ 17,780
Percentage of interest rate							7.00%
Note maturity date							Mar. 31, 2019
Subsequent Event [Member] | Lyle Hauser [Member]
Subsequent Event (Textual)
Promissory notes, description			The Company entered into an amendment to promissory notes held by Lyle Hauser, consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $70,384, as amended by amendment No. 1 thereto, dated April 9, 2019, and amendment No. 2 thereto, dated July 3, 2019, and (ii) an original issue discount promissory note, dated on or about February 28, 2019, in the original principal amount of $110,000, as amended by amendment No. 1 thereto, dated April 9, 2019, and amendment No. 2 thereto, dated July 3, 2019. The amendment extended the maturity dates of the notes from September 30, 2019 to December 31, 2019.
Subsequent Event [Member] | Vantage Group Ltd [Member]
Subsequent Event (Textual)
Promissory notes, description			The Company entered into an amendment to promissory notes held by Vantage consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $17,780, as amended by amendment No. 1 thereto, dated April 9, 2019, and amendment No. 2 thereto, dated July 3, 2019, and (ii) a promissory note, issued on or about July 15, 2016, in the original principal amount of $100,000, as amended by amendment No. 1 thereto, dated April 9, 2019, and amendment No. 2 thereto, dated July 3, 2019. The amendment extended the maturity dates of the notes from September 30, 2019 to December 31, 2019.
Subsequent Event [Member] | Consultant [Member]
Subsequent Event (Textual)
Shares of common stock issued								12,500